Provisions and contingent liabilities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions [Line Items]
Changes in estimates, Note 7	$ 32,000
Provision for remediation and mine closure [Member]
Disclosure of provisions [Line Items]
Beginning balance	156,859	$ 153,313	$ 161,270
Accretion expense	4,322	4,595	4,391
Changes in estimates, Note 7	(32,017)	(3,710)	(16,091)
Additions, Note 7	2,724	2,661	3,743
Final balance	$ 131,888	$ 156,859	$ 153,313